UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Large-Cap Growth Fund

Investor Class (TRGOX)

This annual shareholder report contains important information about Large-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Growth Fund - Investor Class	$81	0.70%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Adobe. Shares traded lower amid concerns around rising competition and the company’s lagging AI monetization ramp-up. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth by investing primarily in a diversified portfolio of the equity securities of large U.S. companies. The fund will emphasize investment in companies that have the potential for above-average and sustainable rates of earnings growth. Information technology, communication services, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
5/1/20	10,000	10,000	10,000
6/30/20	11,477	11,100	11,449
9/30/20	12,785	12,122	12,962
12/31/20	14,447	13,901	14,439
3/31/21	14,969	14,784	14,575
6/30/21	16,839	16,002	16,315
9/30/21	16,747	15,986	16,503
12/31/21	17,769	17,469	18,424
3/31/22	15,409	16,547	16,758
6/30/22	11,872	13,783	13,252
9/30/22	11,526	13,168	12,775
12/31/22	11,500	14,113	13,056
3/31/23	13,124	15,127	14,931
6/30/23	15,006	16,395	16,844
9/30/23	14,702	15,862	16,317
12/31/23	16,792	17,777	18,628
3/31/24	18,962	19,558	20,754
6/30/24	20,381	20,187	22,484
9/30/24	20,904	21,444	23,201
12/31/24	21,962	22,009	24,841

202501-4140694, 202502-4108615

F1232-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 5/1/20
Large-Cap Growth Fund (Investor Class)	30.79%	18.35%
Russell 3000 Index (Regulatory Benchmark)	23.81	18.41
Russell 1000 Growth Index (Strategy Benchmark)	33.36	21.52

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$22,729,955
  Number of Portfolio Holdings78
  Investment Advisory Fees Paid (000s)$118,234
  Portfolio Turnover Rate16.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	44.9%
Communication Services	13.9
Consumer Discretionary	13.6
Health Care	12.6
Financials	10.1
Industrials & Business Services	3.1
Energy	0.5
Trusts & Funds	0.4
Materials	0.3
Other	0.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	11.8%
Apple	9.7
NVIDIA	9.6
Amazon.com	8.5
Alphabet	7.3
Meta Platforms	4.9
Mastercard	3.5
Intuit	3.1
Fiserv	3.0
UnitedHealth Group	2.4

How has the fund changed?

This is a summary of certain material changes to Large-Cap Growth Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Large-Cap Growth Fund

Investor Class (TRGOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Large-Cap Growth Fund

I Class (TRLGX)

This annual shareholder report contains important information about Large-Cap Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Growth Fund - I Class	$64	0.55%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Adobe. Shares traded lower amid concerns around rising competition and the company’s lagging AI monetization ramp-up. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth by investing primarily in a diversified portfolio of the equity securities of large U.S. companies. The fund will emphasize investment in companies that have the potential for above-average and sustainable rates of earnings growth. Information technology, communication services, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
2014	500,000	500,000	500,000
2015	527,475	509,001	519,188
2015	531,659	509,703	519,812
2015	505,822	472,753	492,313
2015	550,392	502,394	528,336
2016	514,956	507,258	532,256
2016	514,956	520,602	535,526
2016	556,298	543,496	560,059
2016	566,096	566,374	565,724
2017	626,694	598,902	616,122
2017	677,224	616,963	644,897
2017	727,174	645,166	682,939
2017	780,215	686,052	736,643
2018	818,899	681,631	747,069
2018	874,281	708,138	790,073
2018	933,891	758,586	862,527
2018	813,895	650,091	725,493
2019	933,358	741,386	842,307
2019	961,399	771,747	881,387
2019	950,684	780,718	894,498
2019	1,045,797	851,743	989,497
2020	900,738	673,731	849,983
2020	1,158,329	822,138	1,086,605
2020	1,291,042	897,836	1,230,223
2020	1,459,522	1,029,653	1,370,384
2021	1,512,934	1,095,005	1,383,294
2021	1,702,498	1,185,231	1,548,384
2021	1,693,913	1,184,025	1,566,288
2021	1,797,882	1,293,874	1,748,562
2022	1,559,697	1,225,577	1,590,472
2022	1,202,174	1,020,892	1,257,700
2022	1,167,449	975,313	1,212,466
2022	1,165,316	1,045,360	1,239,086
2023	1,330,521	1,120,420	1,417,087
2023	1,521,610	1,214,388	1,598,619
2023	1,491,158	1,174,874	1,548,577
2023	1,703,817	1,316,703	1,767,905
2024	1,925,018	1,448,628	1,969,701
2024	2,069,809	1,495,216	2,133,870
2024	2,123,425	1,588,355	2,201,923
2024	2,231,787	1,630,180	2,357,611

202501-4140694, 202502-4108615

F139-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Large-Cap Growth Fund (I Class)	30.99%	16.37%	16.14%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$22,729,955
  Number of Portfolio Holdings78
  Investment Advisory Fees Paid (000s)$118,234
  Portfolio Turnover Rate16.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	44.9%
Communication Services	13.9
Consumer Discretionary	13.6
Health Care	12.6
Financials	10.1
Industrials & Business Services	3.1
Energy	0.5
Trusts & Funds	0.4
Materials	0.3
Other	0.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	11.8%
Apple	9.7
NVIDIA	9.6
Amazon.com	8.5
Alphabet	7.3
Meta Platforms	4.9
Mastercard	3.5
Intuit	3.1
Fiserv	3.0
UnitedHealth Group	2.4

How has the fund changed?

This is a summary of certain material changes to Large-Cap Growth Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Large-Cap Growth Fund

I Class (TRLGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRGOX Large-Cap Growth Fund
–!
TRLGX Large-Cap Growth Fund–
.
I Class

T. ROWE PRICE Large-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
5/1/20
(1)
Through
12/31/20 12/31 /24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 65.56 $ 45.83 $ 73.49 $ 61.19 $ 42.51
Investment activities
Net investment loss
(2)(3)
(0.17) (0.10) (0.13) (0.26) (0.12)
Net realized and unrealized
gain/loss 20.49 21.17 (25.75) 14.33 19.02
Total from investment
activities 20.32 21.07 (25.88) 14.07 18.90
Distributions
Net realized gain (4.03) (1.34) (1.78) (1.77) (0.22)
NET ASSET VALUE
End of period $ 81.85 $ 65.56 $ 45.83 $ 73.49 $ 61.19
Ratios/Supplemental Data
Total return
(3)(4)
30.79%
46.02% (35.28)% 22.99% 44.47%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.74% 0.75% 0.79% 0.72% 0.71%
(5)
Net expenses after waivers/
payments by Price Associates 0.70% 0.70% 0.70% 0.70% 0.70%
(5)
Net investment loss (0.23)% (0.18)% (0.24)% (0.37)% (0.33)%
(5)
Portfolio turnover rate 16.6% 15.1% 18.3% 18.0% 18.6%
Net assets, end of period (in
thousands) $463,796 $359,470 $224,795 $400,858 $158,772
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Large-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 65.78 $ 45.92 $ 73.52 $ 61.21 $ 44.05
Investment activities
Net investment loss
(1)(2)
(0.06) (0.02) (0.05) (0.16) (0.07)
Net realized and unrealized
gain/loss 20.58 21.22 (25.77) 14.35 17.49
Total from investment
activities 20.52 21.20 (25.82) 14.19 17.42
Distributions
Net realized gain (4.03) (1.34) (1.78) (1.88) (0.26)
NET ASSET VALUE
End of period $ 82.27 $ 65.78 $ 45.92 $ 73.52 $ 61.21
Ratios/Supplemental Data
Total return
(2)(3)
30.99% 46.21% (35.18)% 23.18% 39.56%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.55% 0.56% 0.55% 0.55% 0.56%
Net expenses after
waivers/payments by Price
Associates 0.55% 0.56% 0.55% 0.55% 0.56%
Net investment loss (0.08)% (0.04)% (0.10)% (0.22)% (0.14)%
Portfolio turnover rate 16.6% 15.1% 18.3% 18.0% 18.6%
Net assets, end of period (in
millions) $22,266 $18,627 $14,112 $24,371 $21,280
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Large-Cap Growth Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.2%
COMMUNICATION SERVICES  13.9%
Entertainment  1.7%
Netflix (1) 438,060 390,451
390,451
Interactive Media & Services  12.2%
Alphabet, Class A  8,817,959 1,669,239
Meta Platforms, Class A  1,901,943 1,113,607
2,782,846
Total Communication Services 3,173,297
CONSUMER DISCRETIONARY  13.6%
Broadline Retail  9.8%
Amazon.com (1) 8,804,236 1,931,561
Coupang (1) 8,317,196 182,812
MercadoLibre (1) 69,052 117,419
2,231,792
Hotels, Restaurants & Leisure  2.4%
Booking Holdings  74,312 369,213
Chipotle Mexican Grill (1)(2) 2,776,376 167,416
536,629
Specialty Retail  0.9%
Ross Stores (2) 1,351,194 204,395
204,395
Textiles, Apparel & Luxury Goods  0.5%
Lululemon Athletica (1) 301,514 115,302
115,302
Total Consumer Discretionary 3,088,118
ENERGY  0.5%
Energy Equipment & Services  0.5%
Schlumberger  2,848,164 109,198
Total Energy 109,198
FINANCIALS  10.1%
Capital Markets  1.0%
Charles Schwab (2) 1,873,459 138,655
Tradeweb Markets, Class A (2) 744,123 97,420
236,075
Financial Services  9.1%
Affirm Holdings (1)(2) 464,831 28,308

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Fiserv (1) 3,330,295 684,109
Mastercard, Class A  1,527,037 804,092
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(3)(4) 696,358 19,157
Visa, Class A  1,686,501 533,002
2,068,668
Total Financials 2,304,743
HEALTH CARE  12.6%
Biotechnology  1.3%
Argenx, ADR (1)(2) 268,052 164,852
Legend Biotech, ADR (1)(2) 1,478,165 48,099
Natera (1)(2) 474,015 75,037
287,988
Health Care Equipment & Supplies  4.8%
Becton Dickinson & Company (2) 651,904 147,897
Intuitive Surgical (1) 946,743 494,162
Sonova Holding, ADR  2,001,688 130,190
Stryker (2) 881,644 317,436
1,089,685
Health Care Providers & Services  3.7%
Cigna Group (2) 1,077,971 297,671
UnitedHealth Group (2) 1,063,112 537,786
835,457
Life Sciences Tools & Services  0.7%
Danaher (2) 671,418 154,124
154,124
Pharmaceuticals  2.1%
Eli Lilly  608,444 469,719
469,719
Total Health Care 2,836,973
INDUSTRIALS & BUSINESS SERVICES  3.1%
Aerospace & Defense  1.5%
Boeing (1)(2) 884,222 156,507
Howmet Aerospace (2) 1,699,647 185,891
342,398
Machinery  0.8%
Ingersoll Rand (2) 1,970,498 178,251
178,251

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services  0.8%
Equifax (2) 737,096 187,849
187,849
Total Industrials & Business Services 708,498
INFORMATION TECHNOLOGY  44.4%
Communications Equipment  0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(3)(4) 46,476 —
—
Electronic Equipment, Instruments & Components  1.7%
Amphenol, Class A  5,475,792 380,294
380,294
IT Services  1.1%
Shopify, Class A (1) 2,319,488 246,631
246,631
Semiconductors & Semiconductor Equipment  11.3%
Advanced Micro Devices (1) 826,109 99,786
ASML Holding  199,101 137,993
Entegris (2) 1,463,032 144,928
NVIDIA  16,269,269 2,184,800
2,567,507
Software  20.6%
Adobe (1)(2) 376,841 167,574
Atlassian, Class A (1) 745,536 181,449
Aurora Innovation (1)(2) 6,592,705 41,534
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)
(3)(4) 20,080 26,575
Celonis, Acquisition Date: 6/17/21, Cost $9,560 (1)(3)(4) 25,851 5,219
Dynatrace (1)(2) 1,868,545 101,555
Fair Isaac (1) 80,510 160,290
HubSpot (1) 279,648 194,850
Intuit  1,118,418 702,926
Microsoft  6,366,255 2,683,376
ServiceNow (1) 403,537 427,798
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(3)(4) 321,182 1,336
4,694,482

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  9.7%
Apple  8,812,526 2,206,833
2,206,833
Total Information Technology 10,095,747
Total Common Stocks (Cost $7,992,612) 22,316,574
CONVERTIBLE PREFERRED STOCKS  1.0%
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $38,324 (1)(3)(4) 630,376 441
Total Industrials & Business Services 441
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Canva, Series A, Acqui sition Date: 11/4/21 - 12/17/21,
Cost $2,321 (1)(3)(4) 1,362 1,803
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(3)(4) 324 429
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(3)(4) 33 44
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(3)(4) 1 1
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (1)(3)(4) 106,424 21,486
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $22,390 (1)(3)(4) 304,686 28,184
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(3)(4) 2,118,369 15,125
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(3)
(4) 535,481 3,823
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(3)(4) 401,388 8,754
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(3)
(4) 544,536 11,876
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)
(3)(4) 390,346 1,624
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(3)(4) 320,373 1,333
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(3)(4) 5,796 24
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)
(3)(4) 742,561 3,089
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)
(3)(4) 188,785 15,159

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,297 (1)
(3)(4) 14,135 1,145
Total Information Technology 113,899
MATERIALS  0.3%
Chemicals  0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(3)(4) 492,252 29,176
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $8,205 (1)(3)(4) 171,891 10,188
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)
(3)(4) 410,238 8,022
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $17,517 (1)(3)(4) 1,066,996 17,516
Total Materials 64,902
MISCELLANEOUS  0.2%
Miscellaneous  0.2%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $51,902 (1)(3)(4) 610,955 51,902
Total Miscellaneous 51,902
Total Convertible Preferred Stocks (Cost $359,721) 231,144
EQUITY MUTUAL FUNDS  0.4%
Invesco QQQ Trust, Series 1  191,082 97,687
Total Equity Mutual Funds (Cost $100,197) 97,687
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 106,371,591 106,372
Total Short-Term Investments (Cost $106,372) 106,372

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 58,418,059 58,418
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 58,418
Total Securities Lending Collateral (Cost $58,418) 58,418
Total Investments in Securities
100.4% of Net Assets
(Cost $8,617,320) $ 22,810,195
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at December 31, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $283,431 and represents 1.2% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 4,083++
Totals $ —# $ — $ 4,083+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 765,543  ¤  ¤ $ 164,790
Total $ 164,790^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $4,083 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $164,790.

T. ROWE PRICE Large-Cap Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $8,617,320) $ 22,810,195
Receivable for shares sold 12,914
Dividends receivable 2,678
Receivable for investment securities sold 1,865
Cash 1
Other assets 1,297
Total assets 22,828,950
Liabilities
Obligation to return securities lending collateral 58,418
Payable for shares redeemed 29,262
Investment management fees payable 10,813
Due to affiliates 47
Payable to directors 17
Other liabilities 438
Total liabilities 98,995
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 22,729,955

T. ROWE PRICE Large-Cap Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 14,587,762
Paid-in capital applicable to 276,307,594 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 8,142,193
NET ASSETS $ 22,729,955
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $463,796; Shares outstanding: 5,666,626) $ 81.85
I Class
(Net assets: $22,266,159; Shares outstanding:
270,640,968) $ 82.27

T. ROWE PRICE Large-Cap Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $299) $ 103,043
Securities lending 112
.
  Interest 4
Other 21
Total income 103,180
Expenses
Investment management 118,399
Shareholder servicing
Investor Class $ 753
I Class 184 937
Prospectus and shareholder reports
Investor Class 46
I Class 455 501
Custody and accounting 521
Registration 132
Directors 71
Legal and audit 31
Miscellaneous 71
Waived / paid by Price Associates (165)
Total expenses 120,498
Net investment loss (17,318)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 1,872,113
Change in net unrealized gain / loss on securities 3,904,440
Net realized and unrealized gain / loss 5,776,553
INCREASE IN NET ASSETS FROM OPERATIONS $ 5,759,235

T. ROWE PRICE Large-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (17,318) $ (6,765)
Net realized gain 1,872,113 999,680
Change in net unrealized gain / loss 3,904,440 5,336,066
Increase in net assets from operations 5,759,235 6,328,981
Distributions to shareholders
Net earnings
Investor Class (21,744) (7,068)
I Class (1,052,940) (375,224)
Decrease in net assets from distributions (1,074,684) (382,292)
Capital share transactions
*
Shares sold
Investor Class 183,827 122,649
I Class 2,714,624 1,827,941
Distributions reinvested
Investor Class 21,660 7,043
I Class 978,061 348,457
Shares redeemed
Investor Class (188,145) (93,580)
I Class (4,650,912) (3,509,831)
Decrease in net assets from capital share
transactions (940,885) (1,297,321)
Net Assets
Increase during period 3,743,666 4,649,368
Beginning of period 18,986,289 14,336,921
End of period $ 22,729,955 $ 18,986,289
*Share information (000s)
Shares sold
Investor Class 2,394 2,100
I Class 35,564 32,477
Distributions reinvested
Investor Class 256 109
I Class 11,478 5,377
Shares redeemed
Investor Class (2,466) (1,631)
I Class (59,560) (62,010)
Decrease in shares outstanding (12,334) (23,578)

T. ROWE PRICE Large-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Large-Cap Growth Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies. The fund has two classes of shares: the Large-Cap Growth Fund (Investor Class)
and the Large-Cap Growth Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded

T. ROWE PRICE Large-Cap Growth Fund

on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $362,590,000 of net gain on
$491,354,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Large-Cap Growth Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Large-Cap Growth Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Large-Cap Growth Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 22,264,287 $ — $ 52,287 $ 22,316,574
Convertible Preferred Stocks — — 231,144 231,144
Equity Mutual Funds 97,687 — — 97,687
Short-Term Investments 106,372 — — 106,372
Securities Lending Collateral 58,418 — — 58,418
Total $ 22,526,764 $ — $ 283,431 $ 22,810,195

T. ROWE PRICE Large-Cap Growth Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2024, totaled $(10,318,000) for the year ended December 31, 2024. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/24
Investment in
Securities
Common Stocks $ 44,973 $ 7,314 $ — $ — $ — $ 52,287
Convertible Preferred
Stocks 160,516 1,209 69,419 38,324 (38,324) 231,144
Total $ 205,489 $ 8,523 $ 69,419 $ 38,324 $ (38,324) $ 283,431

T. ROWE PRICE Large-Cap Growth Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $56,544,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $58,418,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,554,114,000 and
$5,149,837,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have

T. ROWE PRICE Large-Cap Growth Fund

no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2024
December 31,
2023
Long-term capital gain $ 1,074,684 $ 382,292
($000s)
Cost of investments $ 8,621,932
Unrealized appreciation $ 14,508,175
Unrealized depreciation (319,912)
Net unrealized appreciation (depreciation) $ 14,188,263
($000s)
Undistributed long-term capital gain $ 399,499
Net unrealized appreciation (depreciation) 14,188,263
Total distributable earnings (loss) $ 14,587,762

T. ROWE PRICE Large-Cap Growth Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee that is the lesser of (1)
0.55% of the fund’s average daily net assets, and (2) a combined fee that consists of two components – an individual fund fee and a group fee. The individual fund fee is equal to 0.26% of the fund’s average daily net assets.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to
0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At December 31, 2024, the effective annual group fee rate was 0.28%. Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.221% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board.
Any fees waived under this agreement are not subject to reimbursement to
Price Associates by the fund. No management fees were waived under this arrangement for the year ended December 31, 2024.

T. ROWE PRICE Large-Cap Growth Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $556,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Large-Cap Growth Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $412,000 for T. Rowe Price Services, Inc.; and $135,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and
Investor
Class I Class
Expense limitation/I Class Limit 0.70% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(165) $—

T. ROWE PRICE Large-Cap Growth Fund

sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting

T. ROWE PRICE Large-Cap Growth Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Large-Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Large-Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Large-Cap Growth Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Large-Cap Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Large-Cap Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,270,259,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $97,823,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $93,098,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1232-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025